STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
STOCK-BASED COMPENSATION

Note 10 – STOCK-BASED COMPENSATION

2019 Equity Incentive Plan

The Board of Directors and stockholders of the Company approved the Company’s 2019 Equity Incentive Plan (the “2019 Plan”) on June 6, 2019. The maximum number of shares of the Company’s common stock that may be issued under the Company’s 2019 Plan is 25,000,000 shares. The 2019 Plan has a term of ten years from the date it was adopted. Shares issued under the 2019 Plan shall be made available from (i) authorized but unissued shares of common stock, (ii) common stock held in treasury of the Company, or (iii) previously issued shares of common stock reacquired by the Company, including shares purchased on the open market.

Options

The Company granted options for the purchase of 3,236,340 shares of common stock during the nine months ended September 30, 2021.

The Company granted options for the purchase of 4,390,700 shares of common stock during the nine months ended September 30, 2020.

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Nine Months Ended	For the Nine Months Ended
	September 30, 2021	September 30, 2020
Risk free interest rate	0.42% - 0.86%	0.22% - 0.33%
Contractual term (years)	5.00	5.00
Expected volatility	73.43% - 83.28%	73.61% - 73.93%

The total weighted average grant date fair value of options issued and vested during the nine months ended September 30, 2021, was $1,554,909 and $267,818, respectively. The weighted average grant date fair value of non-vested options was $15,713,025 at September 30, 2021.

The total weighted average grant date fair value of options issued during the nine months ended September 30, 2020, was $157,384. The weighted average non-vested grant date fair value of non-vested options was $1,871,528 at September 30, 2020.

Compensation-based stock option activity for qualified and unqualified stock options is summarized as follows:

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	24,573,700	$0.86
Granted	3,236,340	2.40
Exercised	-	-
Expired or cancelled	(130,000)	0.54
Outstanding at September 30, 2021	27,680,040	$1.04

The following table summarizes information about options to purchase shares of the Company’s common stock outstanding and exercisable at September 30, 2021:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise Prices	Options	In Years	Price	Exercisable

$0.38	3,000,000	2.87	$0.38	3,000,000
0.40	3,600,000	2.81	0.40	3,000,000
0.50	12,026,000	3.36	0.50	8,081,238
2.00	6,277,700	4.14	2.00	108,333
2.05	1,857,000	4.28	2.05	-
3.05	170,000	4.83	3.05	-
3.60	155,000	4.83	3.60	-
4.00	499,340	4.83	4.00	-
$6.75	95,000	4.82	6.75	-
	27,680,040	3.52	$1.03	14,189,571

The compensation expense attributed to the issuance of the options is recognized ratably over the vesting period.

Options granted under the 2019 Plan are exercisable for a specified period, generally five to ten years from the grant date and generally vest over three to four years from the grant date.

Total compensation expense related to the options was $1,251,635 and $392,661 for the three months ended September 30, 2021 and 2020, respectively. Total compensation expense related to the options was $2,981,523 and $1,062,000 for the nine months ended September 30, 2021 and 2020, respectively. As of September 30, 2021, there was future compensation expense of $12,863,247 with a weighted average recognition period of 2.58 years related to the options.

The aggregate intrinsic value totaled $129,067,956 and $75,702,225, for total outstanding and exercisable options, respectively, and was based on the Company’s estimated fair value of the common stock of $5.80 as of September 30, 2021, which is the aggregate fair value of the common stock that would have been received by the option holders had all option holders exercised their options as of that date, net of the aggregate exercise price.

Options Pending

As of September 30, 2021, the Company has approximately 3,400,000 options to be awarded to employees upon their acceptance of employment. The majority of these employees work for VelocIT. The options will be granted with an exercise price equal to the trading price on the date of grant, and will be valued utilizing a Black-Scholes valuation. The expense will be amortized over the term of the options vesting period, although the amount of the expense has yet to be determined.

Note 10 – STOCK-BASED COMPENSATION

The Company accounts for its stock-based compensation in accordance with the fair value recognition provisions of ASC 718.

2019 Equity Incentive Plan

The Board of Directors approved the Company’s 2019 Equity Incentive Plan (the “2019 Plan”) on June 6, 2019 and the stockholders of the Company holding a majority of the outstanding shares of common stock of the Company approved and adopted the 2019 Plan. The maximum number of shares of the Company’s common stock that may be issued under the Company’s 2019 Plan is 25,000,000 shares. The 2019 Plan has a term of ten years from the date it was adopted. Shares issued under the 2019 Plan shall be made available from (i) authorized but unissued shares of common stock, (ii) common stock held in treasury of the Company, or (iii) previously issued shares of common stock reacquired by the Company, including shares purchased on the open market.

Options

The Company granted options for the purchase of 10,593,700 shares of common stock during the year ended December 31, 2020.

The Company granted options for the purchase of 17,245,000 shares of common stock during the year ended December 31, 2019.

The weighted average grant date fair value of options issued and vested during the year ended December 31, 2020 was $2,030,144 and $776,925, respectively. The weighted average grant date fair value of non-vested options was $2,889,317 at December 31, 2020.

The weighted average grant date fair value of options issued and vested during the year ended December 31, 2019 was $1,641,184 and $5,086, respectively. The weighted average non-vested grant date fair value of non-vested options was $1,636,098 at December 31, 2019.

Compensation-based stock option activity for qualified and unqualified stock options is summarized as follows:

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2019	-	$-
Granted	17,245,000	0.46
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	17,245,000	0.46
Granted	10,593,700	1.43
Exercised	-	-
Expired or cancelled	(3,265,000)	0.53
Outstanding at December 31, 2020	24,573,700	$0.86

The following table summarizes information about options to purchase shares of the Company’s common stock outstanding and exercisable at December 31, 2020:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise Prices	Options	In Years	Price	Exercisable

$0.38	3,000,000	3.62	$0.38	1,666,667
0.40	3,600,000	3.56	0.40	2,000,000
0.50	11,626,000	4.25	0.50	3,561,528
2.00	5,007,700	4.82	2.00	-
2.05	1,340,000	4.93	2.05	-
	24,573,700	4.23	$0.86	7,228,195

The compensation expense attributed to the issuance of the options is recognized ratably over the vesting period.

Options granted under the 2019 Plan are exercisable for a specified period, generally five to ten years from the grant date and generally vest over three to four years from the grant date.

Total compensation expense related to the options was $1,533,777 and $396,951 for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, there was future compensation expense of $6,850,996 with a weighted average recognition period of 1.96 years related to the options.

The aggregate intrinsic value totaled $29,220,685 and $11,603,701, for total outstanding and exercisable options, respectively, was based on the Company’s estimated fair value of the common stock of $2.05 as of December 31, 2020, which is the aggregate fair value of the common stock that would have been received by the option holders had all option holders exercised their options as of that date, net of the aggregate exercise price.

On April 1, 2019, the Company granted 200,000 options to a board member, with an exercise price of $0.40. The options vest at the two-year anniversary of the grant date. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.01; strike price - $0.40; expected volatility – 74%; risk-free interest rate – 2.31%; dividend rate – 0%; and expected term –3.50 years.

On April 2, 2019, the Company granted 200,000 options to a board member, with an exercise price of $0.40. The options vest at the two-year anniversary of the grant date. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.01; strike price - $0.40; expected volatility – 72%; risk-free interest rate – 2.28%; dividend rate – 0%; and expected term –3.50 years.

On April 3, 2019, the Company granted 200,000 options to a board member, with an exercise price of $0.40. The options vest at the two-year anniversary of the grant date. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.01; strike price - $0.40; expected volatility – 73%; risk-free interest rate – 2.32%; dividend rate – 0%; and expected term –3.50 years.

On May 1, 2019, the Company granted an aggregate of 100,000 options to a member of its advisory board, with an exercise price of $0.50. The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent one-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk-free interest rate – 2.31%; dividend rate – 0%; and expected term –3.25 years.

On May 14, 2019, the Company granted 100,000 options to a member of its advisory board, with an exercise price of $0.50. The options vest monthly over a two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk-free interest rate – 2.20%; dividend rate – 0%; and expected term –3.25 years.

On June 1, 2019, the Company granted an aggregate of 200,000 options to two members of its advisory board, with an exercise price of $0.50. The options vest at various times over a two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk-free interest rate – 1.93%; dividend rate – 0%; and expected term –3.25 years.

On June 12, 2019, the Company granted 100,000 options to a member of its advisory board, with an exercise price of $0.50. The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent one-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk-free interest rate – 1.88%; dividend rate – 0%; and expected term –3.25 years.

On July 1, 2019, the Company granted 100,000 options to a member of its advisory board, with an exercise price of $0.50. The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent one-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk-free interest rate – 1.79%; dividend rate – 0%; and expected term –3.25 years.

On August 15, 2019, the Company granted 11,500,000 options to various employees, with an exercise price of $0.38 to $0.50. The options vest at 33% or 50% on the one-year anniversary of the grant date and then monthly over the subsequent one- to two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.38 to $0.50; expected volatility – 72%; risk-free interest rate – 1.42%; dividend rate – 0%; and expected term – 3.33 to 3.49 years.

On September 30, 2019, the Company granted 2,045,000 options to various employees, with an exercise price of $0.50 per share. The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk free interest rate – 1.51%; dividend rate – 0%; and expected term – 3.49 years.

On October 1, 2019, the Company granted 100,000 options to an employee, with an exercise price of $0.50 per share. The options vest at monthly over a two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk free interest rate – 1.51%; dividend rate – 0%; and expected term – 3.25 years.

On October 8, 2019, the Company granted an aggregate of 300,000 options to two employees, with an exercise price of $0.50. The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.36%; dividend rate – 0%; and expected term – 3.49 years.

On October 17, 2019, the Company granted 100,000 options to a member of its advisory board, with an exercise price of $0.50. The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 73%; risk free interest rate – 1.76%; dividend rate – 0%; and expected term – 5.88 years.

On December 16, 2019, the Company granted an aggregate of 2,000,000 options to two employees, with an exercise price of $0.50. The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.72%; dividend rate – 0%; and expected term – 3.49 years.

On January 1, 2020, the Company granted options to purchase 720,000 shares of the Company’s common stock to Mr. Reithinger, with an exercise price of $0.50 per share. The options vest monthly over a three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.67%; dividend rate – 0%; and expected term – 5.99 years.

On January 3, 2020, the Company granted options to purchase 50,000 shares of the Company’s common stock to an employee, with an exercise price of $0.50 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.59%; dividend rate – 0%; and expected term – 3.49 years.

On January 29, 2020, the Company granted options to purchase 1,000,000 shares of the Company’s common stock to William Santos, Chief Operating Officer, with an exercise price of $0.50 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.41%; dividend rate – 0%; and expected term – 3.49 years.

On January 29, 2020, the board of directors approved the issuance of options to purchase an aggregate of 600,000 shares of the Company’s common stock to three members of the board, with an exercise price of $0.50 per share. The options for 50% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent one-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 72%; risk free interest rate – 1.41%; dividend rate – 0%; and expected term – 3.25 years.

On February 13, 2020, the Company granted 200,000 options to an employee, with an exercise price of $0.50 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The Company terminated the employee in March 2020 and, as a result, no stock-based compensation was recorded relating to these options.

On June 9, 2020, the Company granted options to purchase an aggregate of 1,205,000 shares of the Company’s common stock to various employees, with an exercise price of $0.50 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 74%; risk free interest rate – 0.40%; dividend rate – 0%; and expected term – 3.49 years.

On June 23, 2020, the Company granted options to purchase an aggregate of 406,000 shares of the Company’s common stock to various employees, with an exercise price of $0.50 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $0.50; expected volatility – 74%; risk free interest rate – 0.33%; dividend rate – 0%; and expected term – 3.66 years.

On July 27, 2020, the Company granted options to purchase an aggregate of 50,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 73%; risk free interest rate – 0.30%; dividend rate – 0%; and expected term – 3.94 years.

On July 27, 2020, the Company granted options to purchase an aggregate of 95,700 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 73%; risk free interest rate – 0.30%; dividend rate – 0%; and expected term – 3.49 years.

On July 31, 2020, the Company granted options to purchase an aggregate of 250,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 73%; risk free interest rate – 0.21%; dividend rate – 0%; and expected term – 3.75 years.

On August 3, 2020, the Company granted options to purchase an aggregate of 250,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.22%; dividend rate – 0%; and expected term – 3.75 years.

On August 5, 2020, the Company granted options to purchase an aggregate of 250,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.22%; dividend rate – 0%; and expected term – 3.75 years.

On August 16, 2020, the Company granted options to purchase an aggregate of 112,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.29%; dividend rate – 0%; and expected term – 3.52 years.

On August 17, 2020, the Company granted options to purchase an aggregate of 175,000 shares of the Company’s common stock to various employees, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year or two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.29%; dividend rate – 0%; and expected term – 3.75 and 3.66 years.

On August 17, 2020, the Company granted options to purchase an aggregate of 45,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.29%; dividend rate – 0%; and expected term – 3.75 years.

On August 19, 2020, the Company granted options to purchase an aggregate of 500,000 shares of the Company’s common stock to two employees, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $0.40; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.29%; dividend rate – 0%; and expected term – 3.75 years.

On September 11, 2020, the Company granted options to purchase an aggregate of 80,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.00; expected volatility – 72%; risk free interest rate – 0.26%; dividend rate – 0%; and expected term – 3.52 years.

On October 1, 2020, the Company granted options to purchase an aggregate of 200,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.27%; dividend rate – 0%; and expected term – 3.75 years.

On October 12, 2020, the Company granted options to purchase an aggregate of 65,000 shares of the Company’s common stock to an employee, with an exercise price of $2.05 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.05; expected volatility – 74%; risk free interest rate – 0.34%; dividend rate – 0%; and expected term – 3.75 years.

On November 16, 2020, the Company granted options to purchase an aggregate of 500,000 shares of the Company’s common stock to an employee, with an exercise price of $2.05 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.05; expected volatility – 74%; risk free interest rate – 0.41%; dividend rate – 0%; and expected term – 3.75 years.

On December 15, 2020, the Company granted options to purchase an aggregate of 3,000,000 shares of the Company’s common stock to an employee, with an exercise price of $2.00 per share. The options for 30% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.00; expected volatility – 74%; risk free interest rate – 0.37%; dividend rate – 0%; and expected term – 3.88 years.

On December 16, 2020, the Company granted options to purchase an aggregate of 740,000 shares of the Company’s common stock to several employees, with an exercise price of $2.05 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.05; expected volatility – 74%; risk free interest rate – 0.37%; dividend rate – 0%; and expected term – 3.75 years.

On December 31, 2020, the Company granted options to purchase an aggregate of 100,000 shares of the Company’s common stock to an employee, with an exercise price of $2.05 per share. The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period. The options issued were valued using the Black-Scholes-Merton option pricing model under the following assumptions: stock price - $2.05; strike price - $2.05; expected volatility – 74%; risk free interest rate – 0.37%; dividend rate – 0%; and expected term – 3.75 years.